CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 31,370	$ 75,777
Restricted cash	1,244	160
Accounts receivable, net of provision for doubtful debts of $20,891 and $12,041, respectively	27,931	32,956
Inventories	5,319	6,728
Prepaid expenses and other current assets	5,261	4,532
Current maturities of net investment in direct financing and sales-type leases, net of provision for doubtful debts of $389 and $296, respectively	261,684	196,213
Deferred income tax assets	5,515	0
Total current assets	338,324	316,366
Construction-in-progress	0	76,669
Property, equipment and leasehold improvements, net	82,254	4,985
Deferred income tax assets	4,126	2,547
Net investment in direct financing and sales-type leases, net of current maturities	128,415	38,739
Total assets	553,119	439,306
LIABILITIES AND EQUITY
Short-term borrowings (including short-term borrowings of the consolidated variable interest entities ("VIEs") without recourse to AutoChina of $124,654 and $75,412 as of December 31, 2013 and 2012, respectively)	160,737	102,458
Long-term payables, current (including long-term payables, current of the consolidated VIEs without recourse to AutoChina of nil and nil as of December 31, 2013 and 2012, respectively)	1,436	0
Accounts payable (including accounts payable of the consolidated VIEs without recourse to AutoChina of $93 and $68 as of December 31, 2013 and 2012, respectively)	10,130	16,392
Accounts payable, related parties (including accounts payable, related parties of the consolidated VIEs without recourse to AutoChina of $44,044 and $706 as of December 31, 2013 and 2012, respectively)	57,586	2,228
Other payables and accrued liabilities (including other payables and accrued liabilities of the consolidated VIEs without recourse to AutoChina of $10,323 and $4,857 as of December 31, 2013 and 2012 respectively	17,146	15,049
Due to affiliates (including due to affiliates of the consolidated VIEs without recourse to AutoChina of $12,745 and $86 as of December 31, 2013 and 2012, respectively)	38,143	65,595
Customer deposits (including customer deposits of the consolidated VIEs without recourse to AutoChina of $319 and $161 as of December 31, 2013 and 2012, respectively)	1,680	1,956
Income tax payable (including income tax payable of the consolidated VIEs without recourse to AutoChina of $2,761 and $$1,931 as of December 31, 2013 and 2012, respectively)	3,599	2,551
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to AutoChina of nil and nil as of December 31, 2013 and 2012, respectively	0	4,717
Total current liabilities	290,457	210,946
Noncurrent liabilities
Long-term payables (including long-term payables of the consolidated VIEs without recourse to AutoChina of $8,955 and nil as of December 31, 2013 and 2012, respectively)	9,857	0
Total liabilities	300,314	210,946
Commitment and Contingency
Equity
Preferred shares, $0.001 par value authorized - 1,000,000 shares; issued - none	0	0
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding - 23,545,939 shares at December 31, 2013, respectively; and $0.001 par value authorized - 50,000,000 shares; issued and outstanding - 23,538,919 shares at December 31, 2012, respectively	24	24
Additional paid-in capital	327,631	323,856
Statutory reserves	22,947	16,997
Accumulated losses	(129,609)	(135,487)
Accumulated other comprehensive income	31,812	22,970
Total equity	252,805	228,360
Total liabilities and equity	$ 553,119	$ 439,306